Condensed financial information of the parent company - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Statements of Cash Flows
Net cash provided by/(used in) operating activities	¥ (17,907)	$ (2,523)	¥ (17,476)	¥ (76,650)
Net cash used in investing activities	25,126	3,539	26,853	26,442
Net cash provided by/ (used in) financing activities	(8,651)	(1,218)	(148,040)	(54,520)
Effect of exchange rate changes	179	25	341	3,080
Net decrease in cash and cash equivalents and restricted cash	(1,253)	(177)	(138,322)	(101,648)
Cash, cash equivalents and restricted cash at the beginning of year	116,260	16,375	254,582	356,230
Cash, cash equivalents and restricted cash at the end of year	115,007	16,198	116,260	254,582
Parent Company
Condensed Statements of Cash Flows
Net cash provided by/(used in) operating activities	(23,234)	(3,272)	195,530	(24,383)
Net cash used in investing activities			(2,690)	(4,859)
Net cash provided by/ (used in) financing activities	(3,651)	(514)	(153,040)	(54,520)
Effect of exchange rate changes	(3,658)	(516)	(18,651)	4,361
Net decrease in cash and cash equivalents and restricted cash	(30,543)	(4,302)	21,149	(79,401)
Cash, cash equivalents and restricted cash at the beginning of year	33,871	4,771	12,722	92,123
Cash, cash equivalents and restricted cash at the end of year	¥ 3,328	$ 469	¥ 33,871	¥ 12,722